UNITED STATES
                                        securities and exchange commission
                                              washington, d.c. 20549

                                                    form n-csr

                          Certified shareholder report of registered management
                                               investment companies

Investment Company Act file number  811-09096
                                   -------------------

                           Ameriprime Funds
-------------------------------------------------------
   (Exact name of registrant as specified in charter)

 431 N. Pennsylvania St.  Indianapolis, IN               46204
-----------------------------------------------------------------
         (Address of principal executive offices)     (Zip code)

Timothy L. Ashburn Unified Fund Services  431 N. Pennsylvania St.
                                           Indianapolis, IN 46204
----------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   6/30
                        ------------

Date of reporting period:  12/31/02
                         -----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

IMS Capital Value Fund
Schedule of Investments
December 31, 2002 (Unaudited)

Common Stocks - 97.57%                                            Shares                               Value

Air Courier Services - 5.02%

Airborne, Inc.                                                       32,000                        $      474,560
FedEx Corp.                                                           6,000                               325,320
                                                                                                   ---------------
                                                                                                          799,880
                                                                                                   ---------------

Biological Products (No Diagnostic Substances) - 1.00%
Biogen, Inc. (a)                                                      4,000                               160,240
                                                                                                   ---------------

Cable & Other Pay Television Services - 1.92%
Comcast Corp. Class A (a)                                            13,000                               306,410
                                                                                                   ---------------

Computer Communication Equipment - 2.04%
3Com Corp (a)                                                        70,000                               324,100
                                                                                                   ---------------

Computer Storage Devices - 1.93%
EMC Corp. (a)                                                        50,000                               307,000
                                                                                                   ---------------

Computers & Office Equipment - 0.95%
Lexmark International, Inc. (a)                                       2,500                               151,250
                                                                                                   ---------------

Crude Petroleum & Natural Gas - 1.92%
Unocal Corp.                                                         10,000                               305,800
                                                                                                   ---------------

Dolls & Stuffed Toys - 8.46%
Marvel Enterprises, Inc.  (a)                                       150,000                             1,347,000
                                                                                                   ---------------

Electric & Other Services Combined - 1.82%
Exelon Corp.                                                          5,500                               290,235
                                                                                                   ---------------

Electrical Industrial Apparatus - 2.03%
American Power Conversion, Inc.  (a)                                 21,400                               324,210
                                                                                                   ---------------

Fats & Oils - 2.35%
Archer Daniels Midland Co.                                           30,250                               375,100
                                                                                                   ---------------

Hospital & Medical Service Plans - 6.57%
Humana, Inc. (a)                                                     40,000                               400,000
Pacificare Health Systems, Inc. - Class B (a)                        23,000                               646,300
                                                                                                   ---------------
                                                                                                        1,046,300
                                                                                                   ---------------

Life Insurance - 1.59%
Lincoln National Corp.                                                8,000                               252,640
                                                                                                   ---------------

Meat Packing Plants - 2.35%
Conagra Foods, Inc.                                                  15,000                               375,150
                                                                                                   ---------------

IMS Capital Value Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Common Stocks - 97.57% - continued                                Shares                               Value

National Commercial Banks - 1.80%
First Tennessee National Corp.                                        8,000                               287,520
                                                                                                   ---------------

Pharmaceutical Preparations - 4.44%
Chiron, Corp. (a)                                                     6,000                               225,600
Watson Pharmaceuticals, Inc. (a)                                     17,000                               480,590
                                                                                                   ---------------
                                                                                                          706,190
                                                                                                   ---------------

Radio & Tv Broadcasting & Communications Equipment - 0.49%
Motorola, Inc.                                                        9,000                                77,850
                                                                                                   ---------------

Refuse Systems - 2.88%
Waste Management, Inc.                                               20,000                               458,400
                                                                                                   ---------------

Retail - Catalog & Mail - Order Houses - 1.98%
Schein Henry, Inc. (a)                                                7,000                               315,000
                                                                                                   ---------------

Retail - Drug Stores & Proprietary Stores - 1.02%
Rite Aid Corp. (a)                                                   66,000                               161,700
                                                                                                   ---------------

Retail - Grocery Stores - 3.99%
Albertson's, Inc.                                                    14,000                               311,640
Winn Dixie Stores, Inc.                                              21,200                               323,936
                                                                                                   ---------------
                                                                                                          635,576

Retail - Miscellaneous Shopping Goods Stores - 3.30%
OfficeMax, Inc.  (a)                                                105,000                               525,000
                                                                                                   ---------------

Savings Institution, Federally Chartered - 2.47%
Sovereign Bancorp, Inc.                                              28,000                               393,400
                                                                                                   ---------------

Security & Commodity Brokers, Dealers, Exchanges Services - 0.86%
Price T. Rowe Associates, Inc.                                        5,000                               136,400
                                                                                                   ---------------

Security Brokers, Dealers & Flotation Companies - 1.58%
Raymond James Financials, Inc.                                        8,500                               251,430
                                                                                                   ---------------

Semiconductors & Related Devices - 0.76%
LSI Logic Corp. (a)                                                  21,000                               121,170
                                                                                                   ---------------

Services - Computer Integrated Systems Design - 4.41%
Computer Sciences Corp.  (a)                                          6,000                               206,700
Unisys Corp. (a)                                                     50,000                               495,000
                                                                                                   ---------------
                                                                                                          701,700
                                                                                                   ---------------

IMS Capital Value Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Common Stocks - 97.57% - continued                                Shares                               Value

Services - Computer Processing & Data Preparation - 1.98%
SunGard Data Systems, Inc. (a)                                       13,400                               315,704
                                                                                                   ---------------

Services - Health Services - 2.77%
Gentiva Health Services, Inc.                                        50,000                               440,500
                                                                                                   ---------------

Services - Personal Services - 4.04%
Cendant Corp. (a)                                                    23,000                               241,040
H & R Block, Inc.                                                    10,000                               402,000
                                                                                                   ---------------
                                                                                                          643,040
                                                                                                   ---------------

Services - Prepackaged Software - 4.66%
Computer Associates International, Inc.                              25,000                               337,500
Symantec Corp.  (a)                                                  10,000                               404,500
                                                                                                   ---------------
                                                                                                          742,000
                                                                                                   ---------------

Services - Skilled Nursing Care Facilities - 2.92%
Manor Care, Inc. (a)                                                 25,000                               465,250
                                                                                                   ---------------

Specialty Cleaning, Polishing and Sanitation Preparations - 2.00%
Clorox Corp.                                                          7,700                               317,625
                                                                                                   ---------------

Surgical & Medical Instruments & Apparatus - 1.94%
Guidant Corp.  (a)                                                   10,000                               308,500
                                                                                                   ---------------

Telephone Communications (No Radiotelephone) - 7.33%
Centurytel, Inc.                                                     20,000                               587,600
Sprint Corp.                                                         40,000                               579,200
                                                                                                   ---------------
                                                                                                        1,166,800
                                                                                                   ---------------

TOTAL COMMON STOCKS (Cost $14,605,360)                                                                 15,536,070
                                                                                                   ---------------

Call Options - 1.51%
NASDAQ-100 Index Tracking Stock @ 23 Expires 6/21/03                    945                               240,975
                                                                                                   ---------------
TOTAL CALL OPTIONS (Cost $448,200)

Money Market Securities - 1.77%
Huntington Money Fund - Invest A, 0.38%, (Cost $281,242) (b)        281,242                               281,242
                                                                                                   ---------------


TOTAL INVESTMENTS (Cost $15,334,802) - 100.85%                                                     $   16,058,287
                                                                                                   ---------------

Liabilities in excess of cash and other assets - (0.85%)                                                (135,043)
                                                                                                   ---------------


TOTAL NET ASSETS - 100.00%                                                                         $   15,923,244
                                                                                                   ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2002.

IMS Strategic Allocation Fund
Schedule of Investments
December 31, 2002 (Unaudited)

Unit Investment Trusts - 84.00%                                   Shares                              Value
S&P Midcap 400/Barra Growth Index Fund                                4,300                             393,235
S&P Mid Cap 400/Barra Value Index Fund                                2,800                             223,972
S&P 500/Barra Value Index Fund                                        5,100                             219,453
S&P Smallcap 600/Barra Value Index Fund                                 800                              58,120
S&P Smallcap 600/Barra Growth Index Fund                              4,000                             260,400
S&P 500/Barra Growth Index Fund                                       8,600                             386,226
NASDAQ-100 Index Tracking Stock                                       6,500                             158,665
                                                                                                  --------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $1,736,978)                                                        1,700,071
                                                                                                  --------------

Money Market Securities - 16.21%
Huntington Money Fund - Invest A, 0.38% (b)                         328,119                             328,119
                                                                                                  --------------
TOTAL MONEY MARKET SECURITIES (Cost $328,119)

TOTAL INVESTMENTS (Cost $2,065,097) - 100.21%                                                      $ 2,028,190
                                                                                                  --------------

Liabilities in excess of other assets - (0.21)%                                                         (4,191)
                                                                                                  --------------

TOTAL NET ASSETS - 100.00%                                                                         $ 2,023,999
                                                                                                  ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2002.


IMS Funds
Statement of Assets and Liabilities
December 31, 2002 (Unaudited)

                                                                           IMS Capital        IMS Strategic
                                                                            Value Fund       Allocation Fund
                                                                         -----------------  ------------------
Assets

Investments in securities, at value (cost $15,334,802 and $2,065,097)       $  16,058,287    $      2,028,190
Interest receivable                                                                   282                  56

Dividends receivable                                                                8,356                   -

Receivable for fund shares sold                                                       781                   -

Other receivables                                                                     318                   -
                                                                         -----------------  ------------------
     Total assets                                                           $  16,068,024    $      2,028,246
                                                                         -----------------  ------------------

Liabilities
Accrued advisory fees                                                              14,205               2,352

Payable for fund shares redeemed                                                  118,954                   -
Other payables and accrued expenses                                                11,621               1,984
                                                                         -----------------  ------------------
     Total liabilities                                                            144,780               4,336
                                                                         -----------------  ------------------




Net Assets:                                                                 $  15,923,244    $      2,023,910
                                                                         =================  ==================

Net Assets consist of:
Paid in capital                                                                16,107,265           2,061,109
Accumulated net investment income (loss)                                          (3,275)               (292)
Accumulated net realized gain (loss) on investments                             (904,231)                   -
Net unrealized appreciation (depreciation) on investments                         723,485            (36,907)
                                                                         -----------------  ------------------


Net Assets for 1,440,788 and 209,552 shares                               $    15,923,244    $     2,023,910
                                                                         =================  ==================

Net Asset Value


Net asset per share ( $15,923,244 / 1,440,788 and $2,023,999 / 209,552)   $        11.05     $          9.66
                                                                         =================  ==================


                                                                          $        11.72     $          9.66
                                                                         =================  ==================



Redemption price per share (a)                                            $        10.94     $          9.56
                                                                         =================  ==================

(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 90 days of purchase.

IMS Funds
Statement of Operations
Period ended December 31, 2002 (Unaudited)


                                                                     IMS Capital        IMS Strategic
                                                                      Value Fund       Allocation Fund
                                                                   -----------------  -------------------
Investment Income

Dividend income                                                      $       95,568     $          4,182
Interest income                                                              61,478                  188
                                                                   -----------------  -------------------
  Total Income                                                              157,046                4,370
                                                                   -----------------  -------------------

Expenses
Investment advisor fee                                                      104,574                2,940
Administration expenses                                                      16,599                2,500
Auditing expenses                                                             3,403                    -
Custodian expenses                                                            1,743                    -
Fund accounting expenses                                                     10,457                1,800
Insurance expenses                                                            1,079                    -
Legal expenses                                                                5,810                    -
Trustee expenses                                                                996                    -
Pricing expenses                                                              1,743                  166
Registration expenses                                                         3,984                4,945
Printing expenses                                                             2,158                    -
Transfer agent expenses                                                      16,599                1,905
Miscellaneous expenses                                                          581                  223
                                                                   -----------------  -------------------
  Total Expenses                                                            169,726               14,479
Reimbursed expenses                                                        (37,763)              (9,817)
                                                                   -----------------  -------------------
Total operating expenses                                                    131,963                4,662
                                                                   -----------------  -------------------
Net Investment Income (Loss)                                                 25,083                (292)
                                                                   -----------------  -------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                         (393,235)                    -
Change in net unrealized appreciation (depreciation)
   on investment securities                                               (704,313)             (36,907)
                                                                   -----------------  -------------------
Net realized and unrealized gain (loss) on investment securities        (1,097,548)             (36,907)
                                                                   -----------------  -------------------
Net increase (decrease) in net assets resulting from operations    $    (1,072,465)     $       (37,199)
                                                                   =================  ===================

IMS Funds
Statement of Changes In Net Assets

                                                                               IMS Capital                 IMS Strategic
                                                                                  Value                      Allocation
                                                                                  Fund                          Fund      (a)
                                                                  --------------------------------------  -----------------

                                                                                             Year
                                                                   Six months ended         Ended           Period ended
                                                                     Dec. 31, 2002         June 30,        Dec. 31, 2002

(Unaudited) 2002 (Unaudited)
                                                                  -------------------- -----------------  -----------------
Increase (Decrease) in Net Assets
Operations

  Net investment income (loss)                                       $        25,083    $      228,835      $        (292)
  Net realized gain (loss) on investment securities                         (393,235)         (319,833)                  -
  Change in net unrealized appreciation (depreciation)                      (704,313)         (236,421)           (36,907)
                                                                  -------------------- -----------------  -----------------
  Net increase (decrease) in net assets resulting from operations         (1,072,465)         (327,419)           (37,199)
                                                                  -------------------- -----------------  -----------------
Distributions
  From net investment income                                                 (70,938)                 -                  -
  From net realized gain                                                            -       (1,491,184)                  -
                                                                  -------------------- -----------------  -----------------
  Total distributions                                                        (70,938)       (1,491,184)                  -
                                                                  -------------------- -----------------  -----------------
Capital Share Transactions
  Proceeds from shares sold                                                 2,991,124        13,518,420          2,193,609
  Reinvestment of distributions                                                68,638         1,453,985                  -
  Amount paid for shares repurchased                                      (3,137,013)       (7,498,133)          (132,500)
                                                                  -------------------- -----------------  -----------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                                 (77,251)         7,474,272          2,061,109
                                                                  -------------------- -----------------  -----------------
Total Increase (Decrease) in Net Assets                                   (1,220,654)         5,655,669          2,023,910
                                                                  -------------------- -----------------  -----------------

Net Assets
  Beginning of period                                                      17,143,898        11,488,229                  -
                                                                  -------------------- -----------------  -----------------

                                                                   $       15,923,244     $  17,143,898     $     2,023,910
                                                                  ==================== =================  =================


Capital Share Transactions
  Shares sold                                                                 278,955         1,088,375            222,613
  Shares issued in reinvestment of
distributions                                                                   6,063           121,978                  -
  Shares repurchased                                                        (281,788)         (601,161)           (13,061)
                                                                  -------------------- -----------------  -----------------

  Net increase (decrease) from capital transactions                             3,230           609,192            209,552
                                                                  ==================== =================  =================

(a) For the period November 7, 2002 (Commencement of Operations) through December 31, 2002.

IMS Capital Value Fund
Financial Highlights

                                                        Six months
                                                           ended          Year Ended      Year ended      Year ended    Period ended
                                                       Dec. 31, 2002       June 30,        June 30,        June 30,       June 30,
                                                        (Unaudited)          2002            2001            2000         1999 (c)
                                                      ----------------    ------------ ------------------ ------------ -------------

Selected Per Share Data


Net asset value, beginning of period                   $     12.66         $     13.87   $     13.91      $   14.56      $   11.28
                                                      ----------------    ------------ ------------------ ------------ -------------
Income from investment operations

  Net investment income (loss)                                0.02               0.04          (0.05)        (0.05)           0.00

  Net realized and unrealized gain (loss)                    (1.58)             (0.19)          0.50          0.88            3.28
                                                      ----------------    ------------ ------------------ ------------ -------------
Total from investment operations
                                                             (1.56)             (0.15)          0.45          0.83            3.28
                                                      ----------------    ------------ ------------------ ------------ -------------
Less Distributions to shareholders:

  From net investment income                                 (0.05)              0.00           0.00          0.00            0.00

  From net realized gain                                      0.00              (1.79)         (0.49)        (1.48)           0.00
                                                      ----------------    ------------ ------------------ ------------ -------------

Total distributions                                          (0.05)             (1.79)         (0.49)        (1.48)           0.00
                                                      ----------------    ------------ ------------------ ------------ -------------


Net asset value, end of period                        $       11.05        $    11.93     $    13.87      $   13.91     $    14.56
                                                      ================    ============ ================== ============ =============


Total Return                                           (12.34)% (b)             (1.05)%         (3.72)%       (6.39)%    (29.08)%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                           $ 15,923            $17,144          $11,488       $ 11,585     $11,608

Ratio of expenses to average net assets                     1.59%(a)           1.59%            1.59%          1.59%        1.59%
Ratio of expenses to average net assets
     before waiver & reimbursement                          2.05%(a)           2.23%            2.28%          2.08%        2.50%
Ratio of net investment income to
     average net assets                                     0.30%(a)           0.29%            0.39%          0.36%        0.04%
Ratio of net investment income to
   average net assets before waiver & reimbursement       (0.15)%(a)          (0.35)%           1.09%          0.84%        0.95%

Portfolio turnover rate                                   29.36%              33.40%             77.87%       75.69%       45.19%

(a)  Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period November 1, 1998 through June 30, 1999.

IMS Funds

IMS Strategic Allocation Fund
Financial Highlights
                                                                    Period ended
                                                              Dec. 31, 2002  (c)
                                                                     (Unaudited)
                                                              -----------------

Selected Per Share Data

Net asset value, beginning of period                          $        10.00
                                                              -----------------
Income from investment operations

  Net investment income (loss)                                          0.00

  Net realized and unrealized gain (loss)                              (0.34)
                                                              -----------------
Total from investment operations
                                                                          (0.34)
                                                              -----------------
Less Distributions to shareholders:

  From net investment income                                           0.00

  From net realized gain                                               0.00
                                                              -----------------

Total distributions                                                    0.00
                                                              -----------------


Net asset value, end of period                                 $       9.66
                                                              =================


Total Return                                                          (3.40)%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                      $ 2,024

Ratio of expenses to average net assets                                1.96%(a)
Ratio of expenses to average net assets
    before waiver & reimbursement                                       6.09%(a)
Ratio of net investment income to
   average net assets                                                 (0.12)%(a)
Ratio of net investment income to
   average net assets before waiver & reimbursement                   (4.25)%(a)

Portfolio turnover rate                                                0.00%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period November 7, 2002 (Commencement of Operations) through December 31, 2002.

                                                     IMS Funds
                                           Notes to Financial Statements
                                           December 31, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Capital Value") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. IMS Strategic Allocation Fund (the "Strategic Allocation") was organized as a non-diversified series of AmeriPrime Funds (the "Trust") on September 30, 2002 and commenced operations on November 7, 2002. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board of Trustees. The Capital Value investment objective is to provide long-term growth from capital appreciation, dividends, and interest. The Strategic Allocation investment objective is to provide long-term growth from capital appreciation, dividends, and interest. The investment advisor of each Fund is IMS Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                                                     IMS Funds
                                           Notes to Financial Statements
                                           December 31, 2002 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Each Fund retains IMS Capital Management, Inc. to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of each Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of each Fund. For the period ended December 31, 2002, the Advisor earned a fee of $104,574 from Capital Value and $2,940 from Strategic Allocation.

     The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses through October 31, 2006 to maintain each Fund's total operating expenses, as a percentage of average daily net assets, as follows: Capital Value, 1.59% and Strategic Allocation, 1.96%. For the period ended December 31, 2002, the Advisor reimbursed expenses of $37,763 for the Capital Value and $9,817 for the Strategic Allocation.

     Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from the Funds equal to an annual rate of 0.10% of each Fund's average daily net assets under $50 million, 0.075% of each Fund's average daily net assets from $50 million to $100 million, and 0.050% of each Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the period ended December 31, 2002, Unified earned $16,599 from Capital Value and $2,500 from Strategic Allocation for administrative services.

     Each Fund also retains Unified to act as each Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services. For the period ended December 31, 2002, Unified earned $16,599 from Capital Value and $1,905 from Strategic Allocation for transfer agency services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period ended December 31, 2002, Unified earned $10,457 from Capital Value and $1,800 from Strategic Allocation for fund accounting services. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

                                                     IMS Funds
                                           Notes to Financial Statements
                                           December 31, 2002 (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Capital Value retains Capital Research Brokerage Services, LLC to act as the principal distributor of its shares. For the period ended December 31, 2002, the Capital Research Brokerage Services, LLC received $0 for distribution fees.

     Strategic Allocation retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Unified Financial Securities, Inc. during the period ended December 31, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     Capital Value. For the period ended December 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $4,919,919 and $4,599,592, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $2,514,532 and the gross unrealized depreciation for all securities totaled $1,791,047 for net unrealized appreciation of $723,485. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $15,334,801.

     Strategic Allocation. For the period ended December 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $1,736,978 and $0, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $5,978 and the gross unrealized depreciation for all securities totaled $42,885 for net unrealized depreciation of $36,907. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $2,065,097.

NOTE 5.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. SUBSEQUENT EVENT

     Effective as of March 18, 2003, Unified Financial Securities, Inc. will replace Capital Research Brokerage Services, LLC as distributor to Capital Value.

ELECTION OF TRUSTEES

     At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489       16,000,439.328

Daniel J. Condon                      11,300,632.473          987.366          4,698,819.489       16,000,439.328

Gary E. Hippenstiel                   11,300,632.473          987.366          4,698,819.489       16,000,439.328

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489       16,000,439.328

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489       16,000,439.328


                                                 AUXIER FOCUS FUND
                                                PERFORMANCE UPDATE
                                                 DECEMBER 31, 2002

AUXFX  RETURNS VS. S&P 500 INDEX



                     AUXIER FOCUS FUND           S&P 500 INDEX        DIFFERENCE

12/31/01 - 12/31/02       -6.79%                    -22.10%              15.31%

12/31/00 - 12/31/01       12.67%                    -11.88%              24.55%

12/31/99 - 12/31/00        4.05%                     -9.10%               13.15%

since inception 7/9/99    12.48%           *        -34.28%       *      46.76%

                         *These reflect total return since the Fund's inception.



     The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     For a prospectus and more information, including charges and expenses, call toll free 1-877-328-9437. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

     Distributed by Unified Financial Securities, Inc, 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD, SIPC

Management Discussion of Fund Performance

Dear Shareholders:

     The General Stock Market in 2002 The U.S. stock market as measured by the Standard and Poor's 500 declined 22% in 2002, a decline of approximately $2.6 trillion. The average mutual fund declined 22% as well, the worst showing since 1974. The US market has now experienced three consecutive down years. Over the past 200 years, there have been only two periods where the markets dropped four consecutive years: 1836-39 and 1929-32. The largest single year percentage gain in the past 100 years was registered in 1933 when the Dow Jones average appreciated over 54%.

     While our focus is fundamental valuation of securities, it is also critical to study past market and economic history to help minimize risk. It appears that with every major technological advance, capital is sacrificed for the betterment of society. In the 1830's canals were the rage, in the 1870's railroads. The 1920's brought radio, electricity and autos to the masses. All were great for the standard of living but terrible, ultimately, for shareholders.

     Results in 2002 Our performance versus the major stock averages is likely to be better in a flat to down market. Our long-term goal is to outperform the S&P 500 Index while taking substantially lower risk. The outperformance should come generally in bad markets with the hope of matching returns in the up markets. This has been the case this past year.

     Typical Situation We approach investing like farming. There is a time to plant and a time to harvest. The time to plant is when pessimism is rampant and the investment community is negative. We aim to harvest at the height of optimism and euphoria, the enemies of the rational investor. The buy list will include securities that are often misunderstood and mispriced due to a temporary or surmountable problem. A price decline due to a massive flood of easy money is not the ideal bet. If the risk/reward on individual stocks does not appear compelling, we look for alternative parking spots that are somewhat insulated from market declines. These investments tend to be more dependent upon specific corporate actions, as opposed to market supply and demand relationships, and therefore are more defensive. This past year we have been moving more money into the senior debt of companies taking aggressive measures to shore up their balance sheets. The value we try to add is in quantifying the risk of each investment and monitoring the day-to-day operating fundamentals. When the fundamentals turn up and the price is right, we are in a position to move fast.

     Current Situation The past year we have put an increased research emphasis on the liability side of corporate balance sheets. Since 1995, off-balance sheet debt has grown in excess of 250%. Under-funded pension charges for S&P companies could exceed $15 billion in 2003 alone. Source: Mercer. Last July, Moody's reported that 771 investment grade companies had disclosed only 22% of 2,819 conditions that could cause a drop in their credit rating. In the late 1990's many industries attracted huge inflows of cheap capital that fueled an unprecedented capital spending boom and a rapidly accelerating credit cycle. This trend is now reversing. Companies are being forced to slash soaring debt levels, both on- and off-balance sheet, as their asset values have plummeted. Today, 45% of S&P 500 companies are one notch from losing their investment grade ratings. Source: Merrill Lynch. This is prompting companies to aggressively address the problem, enhancing the value of bank and senior debt while potentially diluting the common stock. An added positive is that the issuance of lower rated corporate bonds dropped to $58.2 billion in 2002, down from $78.2 billion in 2001. This declining supply, coupled with historically wide spreads over treasuries and a redirecting of cash flow to restore balance sheet health, makes the senior corporate bond sector attractive. In particular, the electric utility industry is struggling with over $800 billion in debt, which is leading to some very interesting situations as the industry restructures. Senior claims on pipelines or transmission assets provide strong security, yet these bonds offer equity-type upside with much lower risk. Now, more than ever it is important to quantify the risk in each security. This requires scrutiny of the entire business. Looking at a couple of benchmarks or screens just is not sufficient. After three years of market declines, I am getting much more enticed by the price points of some high quality businesses.

     Hidden risks in seemingly low-risk bonds Money has been flowing into government bonds for the past three years. Historically, when a currency has been tied to a fixed standard like the US dollar was to gold in the 1930s, it is very difficult to reverse deflationary trends. However, when a currency has been allowed to float, like the dollar is now, central banks have been able to "reflate" their economies through the use of monetary and fiscal policies. The broad basket of commodity prices as measured by the CRB index is up over 30% this past year, reflecting this stimulus. The printing of money, increased deficit spending and a depreciating currency all increase the risk of rising rates. The implication to holders of long-term government debt could be painful with current interest so low. A one to two percentage point rise in the 30-year treasury could mean principal losses of over 15%.

     A Final Thought With a potential conflict in the Middle East pending and "uncertainty" the dominating headline, it might be helpful to revisit some words of wisdom from Warren Buffett. He has been the primary driver of Berkshire Hathaway's share price appreciation from $80 in 1972 to $75,000 in 2002 . . . "We will continue to ignore political and economic forecasts, which are an expensive distraction for many investors and businessmen. Thirty years ago, no one could have foreseen the huge expanse of the Vietnam War, wage and price controls, two oil shocks, the resignation of a president, the dissolution of the Soviet Union, a one-day drop of the Dow of 568 points or treasury bill yields fluctuating between 2.8% and 17.4%. But, surprise--none of these blockbuster events made the slightest dent in Ben Graham's investment principles. Nor did they render unsound the negotiated purchases of fine businesses at sensible prices. Imagine the cost to us, then, if we had let a fear of unknowns cause us to defer or alter the deployment of capital. Indeed, we have usually made our best purchases when apprehensions about some macro event were at a peak. Fear is the foe of the faddist but the friend of the fundamentalist."

Thank you!

Jeff Auxier

Auxier Focus Fund
Schedule of Investments
December 31, 2002 (Unaudited)

Common Stocks - 60.75%                                                        Shares                               Value

Accident & Health Insurance - 0.92%
AON Corp.                                                                       9,500                          $    179,455
                                                                                                             ---------------

Aircraft - 0.76%
Boeing Co.                                                                      4,500                               148,455
                                                                                                             ---------------

Bottled & Canned Soft Drinks & Carbonated Waters - 0.43%
National Beverage Corp. (a)                                                     5,500                                84,150
                                                                                                             ---------------

Cable & Other Pay Television Services - 0.29%
Liberty Media Corp. (a)                                                         6,247                                55,848
                                                                                                             ---------------

Cigarettes - 2.36%
Philip Morris Companies, Inc.                                                  11,400                               462,042
                                                                                                             ---------------

Commercial Banks - 1.77%
City Bank of Lynnwood, WA                                                      14,000                               346,500
                                                                                                             ---------------

Construction, Mining & Materials Handling Machinery & Equip. - 0.46%
Dover Corp.                                                                     3,100                                90,396
                                                                                                             ---------------

Electric & Other Services Combined - 0.03%
Sierra Pacific Resources (a)                                                    1,000                                 6,500
                                                                                                             ---------------

Electric Housewares & Fans - 0.24%
Helen of Troy Ltd. (a)                                                          4,000                                46,560
                                                                                                             ---------------

Electric Services - 0.48%
Texas Utilities Co.                                                             5,000                                93,400
                                                                                                             ---------------

Electronic Computers - 0.15%
Ceridian Corp. (a)                                                              2,000                                28,840
                                                                                                             ---------------

Federal & Federally - Sponsored Credit Agencies - 1.72%
Freddie Mac                                                                     5,700                               336,585
                                                                                                             ---------------

Finance Services - 1.50%
American Express Co.                                                            7,500                               265,125
Lloyds TSB Group Plc. ADR                                                       1,000                                28,590
                                                                                                             ---------------
                                                                                                                    293,715
                                                                                                             ---------------

Fire, Marine & Casualty Insurance - 2.97%
Berkshire Hathaway, Inc. - Class B (a)                                             20                                48,460
Chubb Corp.                                                                     2,500                               130,500
Travelers Property Casualty Corp. Class A (a)                                  27,150                               397,748
Travelers Property Casualty Corp. Class B (a)                                     310                                 4,541
                                                                                                             ---------------
                                                                                                                    581,249
                                                                                                             ---------------

Auxier Focus Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Common Stocks - 60.75% - continued                                            Shares                               Value

Food & Kindred Products - 1.38%
BAT Industries Plc.                                                            13,700                               269,890
                                                                                                             ---------------

Iron & Steel Foundries - 0.40%
Precision Castparts Corp.                                                       3,200                                77,600
                                                                                                             ---------------

Laboratory Analytical Instruments - 0.67%
Waters Corp. (a)                                                                6,000                               130,680
                                                                                                             ---------------

Miscellaneous Shopping Goods Stores - 0.22%
Office Depot, Inc. (a)                                                          3,000                                44,280
                                                                                                             ---------------

Motor Vehicle Parts & Accessories - 0.05%
Visteon Corp.                                                                   1,500                                10,440
                                                                                                             ---------------

Motor Vehicles & Passenger Car Bodies - 0.45%
General Motors Corp.                                                            2,375                                87,542
                                                                                                             ---------------

National Commercial Banks - 3.72%
Bank One Corp.                                                                    200                                 7,310
Citigroup, Inc.                                                                 3,693                               129,957
Fleet Boston Corp.                                                             13,700                               332,910
MBNA Corp.                                                                      6,000                               114,120
U.S. Bancorp                                                                    6,745                               143,129
                                                                                                             ---------------
                                                                                                                    727,426
                                                                                                             ---------------

Oil & Gas Field Services - 0.72%
Willbros Group, Inc. (a)                                                       17,000                               139,740
                                                                                                             ---------------

Operative Builders - 0.36%
D.R. Horton, Inc.                                                               4,050                                70,267
                                                                                                             ---------------

Paper board containers & boxes - 0.29%
Longview Fibre Co. (a)                                                          8,000                                57,840
                                                                                                             ---------------

Pharmaceutical Preparations - 5.09%
Bristol-Myers Squibb, Inc.                                                      1,500                                34,725
Merck & Co., Inc.                                                               5,600                               317,016
Pfizer, Inc.                                                                    8,000                               244,560
Schering-Plough, Inc.                                                          18,000                               399,600
                                                                                                             ---------------
                                                                                                                    995,901
                                                                                                             ---------------

Auxier Focus Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Common Stocks - 60.75% - continued                                              Shares                               Value

Radio & Tv Broadcasting & Communications Equipment - 0.22%
Motorola, Inc.                                                                  5,000                                43,250
                                                                                                             ---------------

Real Estate Investment Trusts - 2.17%
Plum Creek Timber Co., Inc.                                                    18,000                               424,800
                                                                                                             ---------------

Refuse Systems - 0.81%
Waste Management, Inc.                                                          6,900                               158,148
                                                                                                             ---------------

Retail - Drug Stores & Proprietary Stores - 0.23%
CVS Corp.                                                                       1,800                                44,946
                                                                                                             ---------------

Retail - Eating Places - 2.52%
McDonald's Corp.                                                                8,000                               128,640
Yum!  Brands, Inc. (a)                                                         15,000                               363,300
                                                                                                             ---------------
                                                                                                                    491,940
                                                                                                             ---------------

Retail - Grocery Stores - 2.40%
Albertson's, Inc.                                                               5,350                               119,091
Kroger Corp. (a)                                                               18,400                               284,280
Safeway, Inc.  (a)                                                              2,800                                65,408
                                                                                                             ---------------
                                                                                                                    468,779
                                                                                                             ---------------

Retail - Jewelry Stores - 1.14%
Tiffany & Co.                                                                   6,100                               145,851
Zale Corp. (a)                                                                  2,400                                76,560
                                                                                                             ---------------
                                                                                                                    222,411
                                                                                                             ---------------

Retail - Lumber & Other Building Materials Dealers - 0.25%
The Home Depot, Inc.                                                            2,000                                47,920
                                                                                                             ---------------

Retail - Shoe Stores - 0.09%
Footstar, Inc. (a)                                                              2,500                                17,400
                                                                                                             ---------------

Savings Institution, Federally Chartered - 0.13%
Washington Federal, Inc.                                                        1,000                                24,850
                                                                                                             ---------------

Savings Institutions, Not Federally Chartered - 1.05%
Washington Mutual, Inc.                                                         5,950                               205,454
                                                                                                             ---------------

Services - Advertising - 0.45%
Valassis Communications, Inc. (a)                                               3,000                                88,290
                                                                                                             ---------------

Services - Advertising Agencies - 1.37%
The Interpublic Group of Co., Inc.                                             19,000                               267,520
                                                                                                             ---------------

Auxier Focus Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Common Stocks - 60.75% - continued                                              Shares                               Value

Services - Business Services - 2.71%
Efunds Corp. (a)                                                               58,200                               530,202
                                                                                                             ---------------

Services - Computer Processing & Data Preparation - 4.41%
Automatic Data Processing, Inc.                                                 5,000                               196,250
Concord EFS, Inc. (a)                                                          22,000                               346,280
IMS Health, Inc.                                                               20,000                               320,000
                                                                                                             ---------------
                                                                                                                    862,530
                                                                                                             ---------------

Services - Computer Programming, Data Processing, Etc. - 1.70%
Electronic Data Systems Corp.                                                  18,000                               331,740
                                                                                                             ---------------

Services - Educational Services - 0.81%
ITT Educational Services, Inc.  (a)                                             2,900                                68,295
Learning Tree International, Inc.  (a)                                          6,600                                90,420
                                                                                                             ---------------
                                                                                                                    158,715
                                                                                                             ---------------

Services - General Medical & Surgical Hospitals - 0.50%
Tenet Healthcare Corp. (a)                                                      6,000                                98,400
                                                                                                             ---------------

Services - Management Consulting Services - 2.30%
Maximus, Inc. (a)                                                              17,200                               448,920
                                                                                                             ---------------

Services - Motion Picture & Video Tape Production - 0.30%
AOL Time Warner, Inc.                                                           4,500                                58,950
                                                                                                             ---------------

Services - Packaged Software - 0.06%
Equifax, Inc.                                                                     500                                11,570
                                                                                                             ---------------

Services - Specialty Outpatient Facilities - 0.72%
SeraCare, Inc. (a)                                                             23,500                               141,000
                                                                                                             ---------------

State Commercial Bank - 0.12%
Bank of New York, Inc.                                                          1,000                                23,960
                                                                                                             ---------------

Surgical & Medical Instruments & Apparatus - 5.00%
Baxter International, Inc.                                                     12,000                               336,000
Guidant Corp.  (a)                                                             14,600                               450,410
Utah Medical Products, Inc. (a)                                                10,000                               191,000
                                                                                                             ---------------
                                                                                                                    977,410
                                                                                                             ---------------

Telephone Communications (No Radiotelephone) - 0.28%
Sprint Corp.                                                                    3,800                                55,024
                                                                                                             ---------------

Television Broadcasting Stations - 0.99%
Grupo Televisa, S.A.  (a)                                                       6,900                               192,717
                                                                                                             ---------------

Auxier Focus Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Common Stocks - 60.75% - continued                                              Shares                               Value

Tobacco Products - 0.43%
UST, Inc.                                                                       2,500                                83,575
                                                                                                             ---------------

Water Transportation - 0.04%
Carnival Corp.                                                                    300                                 7,485
                                                                                                             ---------------

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.12%
Cardinal Health, Inc.                                                             400                                23,676
                                                                                                             ---------------

TOTAL COMMON STOCKS (Cost $12,955,423)                                                                           11,876,883
                                                                                                             ---------------

Unit Investment Trusts - 0.06%
Sector SPDR Trust                                                                 500                                11,000
                                                                                                             ---------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $12,885)                                                                          11,000
                                                                                                             ---------------

Preferred Stocks - 2.97%
Boston Edison, 4.25%                                                              200                                13,100
Central Power & Light, 4%                                                         305                                18,662
Cincinnati Gas & Electric, 4%                                                     400                                36,900
Cincinnati Gas & Electric, 4.75%                                                  300                                22,434
Connecticut Light & Power, 1.9%                                                 1,500                                38,625
Connecticut Light & Power, 2.0%                                                 1,000                                31,531
Dayton Power & Light, 3.90%                                                     1,500                                97,500
Hawaiian Electric, Inc., 4.25%                                                  4,000                                45,750
Indianapolis Power & Light, 4%                                                    300                                16,359
Mississippi Power Co., 7%                                                         600                                58,819
Monongahela Power, 4.40%                                                          100                                 5,340
Northern Ind Pub Sv., 4.25%                                                       500                                30,625
Pacific Enterprises, 4.5%                                                       1,000                                65,870
Peco Energy, 3.8%                                                                 400                                24,500
Public Svc Gas & Electric, 4.08%                                                  945                                61,898
Westar Energy, Inc., 4.25%                                                        300                                12,563
                                                                                                             ---------------

TOTAL PREFERRED STOCKS (Cost $597,706)                                                                              580,476
                                                                                                             ---------------


Corporate Bonds - 22.06%                                           Principal Amount                                  Value
AOL Time Warner, 6.15%, 05/01/07                                              505,000                               525,202
Coastal Corp. Note, 7.5%, 08/15/06                                            220,000                               180,562
Crown Cork & Seal, 6.75%, 04/15/03                                            100,000                                98,500
Finova Capital Corp., 7.5%, 11/15/09                                           26,000                                 9,100
Fruit of the Loom, 7.375%, 11/15/23                                            50,000                                     -
GATX Capital Corp, Note, 8.25%, 09/01/03                                      360,000                               362,016
GMAC, 7.50%, 01/15/12                                                          40,000                                40,799
GMAC, 5.75%, 10/15/06                                                         100,000                               100,461
GMAC, 6.875%, 09/15/11                                                        200,000                               199,775

Auxier Focus Fund
Schedule of Investments
December 31, 2002 (Unaudited) - continued

Corporate Bonds - 22.06% - continued                               Principal Amount                                  Value

Hilton Hotels, 5%, 05/15/06                                                   440,000                               423,500
Interpublic Group, 0%, 12/14/21                                                50,000                                39,250
Monongahela Power, 5%, 10/01/06                                                50,000                                48,318
Nevada Power Company, 6.2%, 04/15/04                                           65,000                                59,822
Newpark Resource, Inc., 8.625%, 12/15/07                                       50,000                                47,750
Pacific Gas & Electric, 6.25%, 03/01/04                                       130,000                               128,700
Pacific Gas & Electric, 6.75%, 10/01/23                                        21,000                                19,845
Pacific Gas & Electric, 5.875%, 10/01/05                                      125,000                               122,500
Pacific Gas & Electric, 8.25%, 11/01/22                                        60,000                                58,500
Sierra Pacific Power Company, 8%, 06/01/08                                    275,000                               257,914
Southern California Edison, 6.375%, 01/15/06                                   50,000                                46,750
Southern California Edison, 6.9%, 10/01/18                                    100,000                                93,500
Tyco International Ltd. Note, 5.875%, 11/01/04                                 50,000                                48,525
Tyco International Ltd. Note, 6.375%, 01/15/04                                 50,000                                48,514
Waste Management, Inc., 7%, 05/15/05                                           51,000                                53,680
Waste Management, Inc., 6.375%, 12/01/03                                      170,000                               173,286
Waste Management, Inc., 7.65%, 03/15/11                                       871,000                               956,622
Waste Management, Inc., 7.375%, 08/01/10                                      154,000                               168,744
                                                                                                             ---------------

TOTAL CORPORATE BONDS (Cost $4,156,858)                                                                           4,312,135
                                                                                                             ---------------

Government Bonds - 2.54%
Canada
Ontario Hydro, 0%, 10/01/20                                                 1,500,000                               338,492
Ontario Hydro, 0%, 11/27/20                                                   706,000                               157,753
                                                                                                             ---------------

TOTAL MUNICIPAL BONDS (Cost $495,501)                                                                               496,245
                                                                                                             ---------------

Money Market Securities - 12.17%
Huntington Money Fund - Invest A, 0.38%, (Cost $2,379,716) (b)              2,379,716                             2,379,716
                                                                                                             ---------------

TOTAL INVESTMENTS (Cost $20,598,089) - 100.55%                                                               $  19,656,455
                                                                                                             ---------------

Liabilities in excess of cash and other assets - (0.55%)                                                          (106,687)
                                                                                                             ---------------

TOTAL NET ASSETS - 100.00%                                                                                   $  19,549,768
                                                                                                             ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at December 31, 2002.

Auxier Focus Fund
Statement of Assets and Liabilities
December 31, 2002 (Unaudited)


Assets

Investments in securities, at value (cost $20,598,089)                               $    19,656,455
Interest receivable                                                                           67,130
Dividends receivable                                                                          34,003
Receivable for investments sold                                                               14,792
Receivable for fund shares sold                                                              111,260
                                                                                    -----------------
     Total assets                                                                         19,883,640
                                                                                    -----------------

Liabilities
Accrued advisory fees                                                                         22,485
Redemptions payable                                                                           42,000
Payable for investments purchased                                                            269,387
                                                                                    -----------------
     Total liabilities                                                                       333,872
                                                                                    -----------------


Net Assets                                                                           $    19,549,768
                                                                                    =================

Net Assets consist of:
Paid in capital                                                                           20,636,923
Accumulated net investment income (loss)                                                      24,891
Accumulated net realized gain (loss) on investments                                        (170,413)
Net unrealized appreciation (depreciation) on investments                                  (941,633)
                                                                                    -----------------


Net Assets, for 1,832,260 shares                                                     $    19,549,768
                                                                                    =================

Net Asset Value,


Offering and redemption price per share ($19,549,768 / 1,832,260)                   $          10.67
                                                                                    =================

Auxier Focus Fund
Statement of Operations
Six months ended December 31, 2002 (Unaudited)


Investment Income

Dividend income                                                                       $     116,250
Interest income                                                                             163,169
                                                                                     ---------------
  Total Income                                                                              279,419
                                                                                     ---------------

Expenses
Investment advisor fee                                                                      125,943
Trustee fees                                                                                  1,600
                                                                                     ---------------
  Total Expenses                                                                            127,543
Reimbursed Expenses                                                                         (1,600)
                                                                                     ---------------
   Total Operating Expenses                                                                 125,943
                                                                                     ---------------
Net Investment Income (Loss)                                                                153,476
                                                                                     ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                         (159,865)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                               (701,278)
                                                                                     ---------------
Net realized and unrealized gain (loss) on investment securities                          (861,143)
                                                                                     ---------------
Net increase (decrease) in net assets resulting from operations                       $   (707,667)
                                                                                     ===============

Auxier Focus Fund
Statement of Changes In Net Assets

                                                                          Six months ended
                                                                            Dec. 31, 2002         Year ended
Increase (Decrease) in Net Assets                                            (Unaudited)         June 30, 2002
                                                                         --------------------  ------------------
Operations

  Net investment income (loss)                                               $      153,476       $       79,634
  Net realized gain (loss) on investment securities                                (159,865)             303,257
  Change in net unrealized appreciation (depreciation)                             (701,278)           (682,921)
                                                                         --------------------  ------------------
  Net increase (decrease) in net assets resulting from operations                  (707,667)           (300,030)
                                                                         --------------------  ------------------
Distributions
  From net investment income                                                       (172,070)            (71,862)
  From net realized gain                                                           (289,083)            (18,729)
                                                                         --------------------   -----------------
  Total distributions                                                              (461,153)            (90,591)
                                                                         --------------------  ------------------
Capital Share Transactions
  Proceeds from shares sold                                                        7,964,617          10,074,386
  Reinvestment of distributions                                                      460,746              90,185
  Amount paid for shares repurchased                                             (4,344,978)           (219,862)
                                                                         --------------------  ------------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                                       4,080,385           9,944,709
                                                                         --------------------   -----------------
Total Increase (Decrease) in Net Assets                                            2,911,565           9,554,088
                                                                         --------------------  ------------------

Net Assets
  Beginning of period                                                             16,638,203           7,084,115
                                                                         --------------------  ------------------
  End of period [including accumulated net

    investment income (loss) of  $153,476 and $0, respectively]            $      19,549,768    $     16,638,203
                                                                         ====================  ==================

Capital Share Transactions
  Shares sold                                                                        736,327             860,061
  Shares issued in reinvestment of
distributions                                                                         42,940               7,863
  Shares repurchased                                                               (416,128)            (18,835)
                                                                         --------------------  ------------------

  Net increase (decrease) from capital transactions                                  363,139             849,089
                                                                         ====================  ==================

Auxier Focus Fund
Financial Highlights

                                                            Six months ended
                                                            Dec. 31, 2002 For
                                                             the year For the
                                                             year Period ended
                                                             (Unaudited) June
                                                             30, 2002 June 30,
                                                             2001 June 30, 2000
                                                             (c)
                                                          -------------------   -------------   -------------   ---------------

Selected Per Share Data

Net asset value, beginning of period                        $   11.33             $   11.43       $     9.99     $    10.00
                                                          -------------------   -------------   -------------   ---------------
Income from investment operations

  Net investment income (loss)                                    0.09                 0.08            0.17            0.18

  Net realized and unrealized gain (loss)                        (0.48)               (0.07)           1.43           (0.16)
                                                          -------------------   -------------   -------------   ---------------
Total from investment operations                                 (0.39)                0.01            1.60            0.02
                                                          -------------------   -------------   -------------   ---------------
Less Distributions to shareholders:

  From net investment income                                     (0.10)               (0.09)          (0.13)          (0.03)

  From net realized gain                                         (0.17)               (0.02)          (0.03)           0.00
                                                          -------------------   -------------   -------------   ---------------
Total distributions                                              (0.27)               (0.11)          (0.16)          (0.03)
                                                          -------------------   -------------   -------------   ---------------



Net asset value, end of period                            $       10.67            $  11.33        $  11.43       $    9.99
                                                          ===================   =============   =============   ===============


Total Return                                                     (3.42)% (b)          0.07%          16.11%          0.23%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                  $ 19,550          $ 16,638          $ 7,084        $ 1,336

Ratio of expenses to average net assets                             1.35%(a)        1.35%(a)          1.35%(a)       1.35%(a)
Ratio of expenses to average net assets

   before waiver & reimbursement                                    1.37%(a)        1.37%(a)          1.41%(a)       1.62%(a)
Ratio of net investment income to

   average net assets                                               1.64%(a)        0.73%(a)          1.56%(a)       1.84%(a)
Ratio of net investment income to

   average net assets before waiver & reimbursement                 1.64%(a)        0.71%(a)          1.50%(a)       1.57%(a)

Portfolio turnover rate                                             20.34%         55.72%          41.46%           187.85%

(a)  Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period July 9, 1999 (commencement of operations) through June 30, 2000.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                           December 31, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

     The Auxier Focus Fund (the "Fund") was organized as a non-diversified series of the AmeriPrime Funds (the"Trust") on February 2, 1999 and commenced operations on July 9, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Auxier Asset Management, LLC (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Advisor the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                     December 31, 2002 (Unaudited) - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Auxier Asset Management, LLC, 8050 S.W. Warm Springs St., Suite 130, Tualatin, OR 97062, serves as investment advisor to the Fund. J. Jeffrey Auxier is President and Chief Investment Officer of the Advisor and is responsible for the day-to-day management of the Fund's portfolio. Also, J. Jeffrey Auxier may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividends on securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average value of its daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period ended December 31, 2002, the Advisor received a fee of $125,943 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees through October 31, 2003. For the period ended December 31, 2002, the Advisor reimbursed expenses of $1,600.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the period ended December 31, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor. Ronald C. Tritschler owns securities of Unified Financial Services, Inc. and may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

     For the period ended December 31, 2002, purchases and sales of investment securities, other than short term investments, aggregated $7,918,287 and $2,887,347, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $629,234 and the gross unrealized depreciation for all securities totaled $1,570,867 for a net unrealized depreciation of $941,633. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $20,598,089.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                     December 31, 2002 (Unaudited) - continued

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, Charles Schwab & Co. held 59.02% of the outstanding Fund shares in an omnibus account for the benefit of others.

NOTE 7. SUBSEQUENT EVENT

     On January 3, 2003, the Auxier Focus Fund, a series of the Unified Series Trust (the "Successor Fund"), acquired all of the assets and liabilities of the Fund in a tax-free reorganization. Shareholders of the Fund received shares of the Successor Fund in exchange for their Fund shares, and the Fund ceased operations.

ELECTION OF TRUSTEES

     At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489       16,000,439.328

Daniel J. Condon                      11,300,632.473          987.366          4,698,819.489       16,000,439.328

Gary E. Hippenstiel                   11,300,632.473          987.366          4,698,819.489       16,000,439.328

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489       16,000,439.328

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489       16,000,439.328


The Jumper Strategic Advantage Fund
Schedule of Investments
December 31, 2002 (Unaudited)

Convertible Preferred Stocks - 5.74%                                 Shares                               Value
ALLTEL Corp., 7.75%, 05/17/05                                              950                                49,044
Chubb Corp., 7%, 11/16/05                                                1,000                                23,950
Duke Energy Corp., 8.25%, 05/16/04                                       8,500                               135,235
FPL Group Inc., 8.5%, 02/16/05                                           1,000                                55,750
Sempra Energy, 8.5%, 05/17/05                                            1,400                                33,775
TXU Corp., 8.75%, 11/16/05                                               1,400                                40,040
                                                                                                     ----------------

TOTAL PREFERRED STOCKS (Cost $425,334)                                                                       337,794
                                                                                                     ----------------

                                                                       Principal
                                                                     Amount                               Value
Corporate Bonds - 69.51%
AutoZone, Inc., 6.00%, 11/01/2003                                      200,000                               204,884
Bank of Hawaii Honolulu, 6.875%, 6/1/2003                              300,000                               305,871
Bear Stearns Note, 6.125%, 02/01/03                                    100,000                               100,296
Bellsouth Telecommunication Note, 6.25%, 05/15/03                       20,000                                20,329
Caterpillar Financial Service, 5.17%, 08/08/03                         100,000                               102,131
Cit Group Inc. Note, 7.125%, 10/15/04                                  200,000                               211,442
Comdisco Holding PIK, 11%, 06/13/05                                     18,978                                17,042
Dial Corp. Del Note, 6.625%, 06/15/03                                  150,000                               151,901
Eastman Chem Co Note, 6.375%, 01/15/04                                 150,000                               155,765
Finova Capital Corp., 7.50%, 10/15/2009                                 75,000                                26,250
Ford Motor Credit Co., 5.75%, 2/23/2004                                300,000                               304,813
General Electric Capital Corp., 5.93%,
1/17/2003                                                              300,000                               300,418
Gen. Amer. Trans. Corp., 8.625%, 12/01/04                              100,000                                98,386
General Motors Acceptance Corp. Float, 10/16/2003                      300,000                               298,884
Harsco Corp. Note, 6%, 09/15/03                                        200,000                               204,867
Heller Financial, Inc., 6.40%, 1/15/2003                               300,000                               300,364
Household Bank Note, 6.5%, 07/15/03                                    100,000                               101,696
Int Lease Fin Sr Note, 5.25%, 05/03/04                                 200,000                               206,113
Lehman Brothers Note, Float, 10/02/2003                                100,000                               100,176
Morgan Stanley Note, 7.125%, 01/15/03                                  107,000                               107,152
Newell Rubbermaid, Inc., 5.42%, 10/21/2003                             100,000                               102,981
Sony Corp. Note, 6.125%, 03/04/03                                      100,000                               100,810
Southern National Note, 7.05%, 05/23/03                                250,000                               255,078
Tele Communications, Inc., 8.25%, 1/15/2003                            200,000                               200,060
Textron Financial Corp., 5.95%, 3/15/04                                100,000                               103,901
Walmart Note, 6.5%, 06/01/03                                            10,000                                10,194
                                                                                                     ----------------

TOTAL CORPORATE BONDS (Cost $4,119,229)                                                                    4,091,804
                                                                                                     ----------------

Convertible Corporate Bonds - 5.94%
Clear Channel Communications                                           200,000                               199,500
Inco Ltd Deb Conv                                                      100,000                               100,875
Thermo Electron                                                         50,000                                49,625
                                                                                                     ----------------

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $349,179)                                                            350,000
                                                                                                     ----------------

Agency Obligations - 12.76%
Federal Home Loan Bank, 5.125%, 01/13/03                               750,000                               750,882
                                                                                                     ----------------

TOTAL AGENCY OBLIGATIONS (Cost $750,011)

Money Market Securities - 4.35%
Huntington Money Fund - Invest A, 0.38% (a) (Cost $256,328)            256,328                               256,328
                                                                                                     ----------------

TOTAL INVESTMENTS - 98.30%  (Cost $5,900,080)                                                              5,786,808
                                                                                                     ----------------

Other Assets Less Liabilities - 1.70%                                                                        100,013
                                                                                                     ----------------

NET ASSETS - 100.00%                                                                                  $    5,886,821
                                                                                                     ================

The Jumper Strategic Advantage Fund
Statement of Assets and Liabilities
December 31, 2002 (Unaudited)


Assets

Investments in securities, at value (cost $5,900,080)                                          $    5,786,808
Interest receivable                                                                                    90,741
Dividends receivable                                                                                    8,179
Other receivable                                                                                        3,515
                                                                                              ---------------
     Total assets                                                                                   5,889,243
                                                                                              ----------------

Liabilities
Accrued advisory fees                                                                                     872
Accrued 12b-1 fees                                                                                        233
Other payables and accrued expenses                                                                     1,317
                                                                                              ----------------
     Total liabilities                                                                                  2,422
                                                                                              ----------------

Net Assets                                                                                     $    5,886,821
                                                                                              ================

Net Assets consist of:
Paid in capital                                                                                     6,260,289
Accumulated net investment income (loss)                                                                8,950
Accumulated net realized gain (loss) on investments                                                 (269,146)
Net unrealized appreciation (depreciation) on investments                                           (113,272)
                                                                                              ----------------


Net Assets                                                                                      $   5,886,821
                                                                                              ================

Institutional Class:
Net Asset Value,

   offering and redemption price per share ($5,008,128 / 2,674,373)                              $      1.87
                                                                                              ================

Investor Class:
Net Asset Value,

  offering and redemption price per share ($878,693 / 470,101)                                   $      1.87
                                                                                              ================

The Jumper Strategic Advantage Fund
Statement of Operations
Six months ended December 31, 2002 (Unaudited)


Investment Income

Dividend income                                                                                 $    17,040
Interest income                                                                                     121,859
                                                                                              --------------
  Total Income                                                                                      138,899
                                                                                              --------------

Expenses
Investment advisor fee                                                                               23,133
12b-1 fee, Investor Class                                                                             1,453
Trustee fees                                                                                          1,100
                                                                                              --------------
  Total Expenses                                                                                     25,686
Reimbursed expenses                                                                                 (1,100)
                                                                                              --------------
Total operating expenses                                                                             24,586
                                                                                              --------------
Net Investment Income (Loss)                                                                        114,313
                                                                                              --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                  (31,176)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                        (58,574)
                                                                                              --------------
Net realized and unrealized gain (loss) on investment securities                                   (89,750)
                                                                                              --------------
Net increase (decrease) in net assets resulting from operations                                $    24,563
                                                                                              ==============

The Jumper Strategic Advantage Fund
Statement of Changes In Net Assets

                                                                              Six months ended          For the
                                                                                Dec. 31, 2002         year ended
Increase (Decrease) in Net Assets                                                (Unaudited)         June 30, 2002
                                                                             -------------------- --------------------
Operations

  Net investment income (loss)                                                  $        114,313     $        248,075
  Net realized gain (loss) on investment securities                                     (31,176)            (145,795)
  Change in net unrealized appreciation (depreciation)                                  (58,574)              207,638
                                                                             -------------------- --------------------
  Net increase (decrease) in net assets resulting from operations                         24,563              309,918
                                                                             -------------------- --------------------
Distributions
  Institutional
    From net investment income                                                          (94,008)            (177,478)
  Investor                                                                                                          -
    From net investment income                                                          (20,323)             (68,786)
                                                                             -------------------- --------------------
  Total distributions                                                                  (114,331)            (246,264)
                                                                             -------------------- --------------------
Capital Share Transactions                                                                                          -
  Proceeds from shares sold
    Institutional                                                                              -              822,805
    Investor                                                                             318,800              219,022
  Reinvestment of distributions
    Institutional                                                                         93,987              177,478
    Investor                                                                              19,659               68,786
  Amount paid for shares repurchased
    Institutional                                                                       (52,500)            (742,146)
    Investor                                                                           (488,099)          (1,529,620)
                                                                             -------------------- --------------------

  Net increase (decrease) in net assets
resulting
     from share transactions                                                           (108,153)            (983,675)
                                                                             -------------------- --------------------
Total Increase (Decrease) in Net Assets                                                (197,921)            (920,021)
                                                                             -------------------- --------------------

Net Assets
  Beginning of period                                                                  6,084,742            7,004,763
                                                                             -------------------- --------------------
  End of period [including accumulated net

    investment income (loss) of  $114,313 and $0, respectively]                 $      5,886,821    $       6,084,742
                                                                             ==================== ====================

Capital Share Transactions - Institutional Shares

  Shares sold                                                                                  -              432,571
  Shares issued in reinvestment of
distributions                                                                             50,168               92,790

  Shares repurchased                                                                    (27,792)             (389,810)
                                                                             -------------------- --------------------


  Net increase (decrease) from capital transactions                                       22,376              135,551
                                                                             ==================== ====================

Capital Share Transactions - Investor Shares

  Shares sold                                                                            169,945              115,768
  Shares issued in reinvestment of
distributions                                                                             10,521               36,445

  Shares repurchased                                                                   (261,639)             (800,847)
                                                                             -------------------- --------------------


  Net increase (decrease) from capital transactions                                     (81,173)             (377,532)
                                                                             ==================== ====================

The Jumper Strategic Advantage Fund - Institutional Class
Financial Highlights

                                                            For the        For the       For the       For the
                                                         Six months        year          year           year        period
                                                           ended           ended         ended          ended       ended
                                                       Dec. 31, 2002 (c) June
                                                        30, June 30, June 30,
                                                        June 30, (Unaudited)
                                                        2002 2001 2000 1999 (d)
                                                       ---------------    ----------   ----------    ----------    ----------

Selected Per Share Data


Net asset value, beginning of period                   $   1.90             $ 1.89      $  1.95        $ 1.96       $  2.00
                                                       ---------------    ----------   ----------    ----------    ----------
Income from investment operations

  Net investment income (loss)                         0.04               0.07         0.12          0.11          0.05
  Net realized and unrealized gain
(loss)                                                 (0.03)             0.01         (0.06)        (0.01)        (0.04)
                                                       ---------------    ----------   ----------   ----------    ----------
Total from investment
operations                                             0.01               0.08         0.06          0.10          0.01
                                                       ---------------    ----------   ----------    ----------    ----------
Less Distributions to
shareholders:

  From net investment income                           (0.04)             (0.07)       (0.12)        (0.10)        (0.05)
  From net realized
gain                                                   0.00               0.00              0.00     (0.01)         0.00
                                                       ---------------    ----------   ----------    ----------    ----------
Total distributions
                                                       (0.04)             (0.07)       (0.12)        (0.11)        (0.05)
                                                       ---------------    ----------   ----------    ----------    ----------



Net asset value, end of period                          $ 1.87             $  1.90      $   1.89       $   1.95     $  1.96
                                                       ===============    ==========   ==========    ==========    ==========


Total Return                                             0.28% (b)          0.53%        3.17%         5.17%         0.51%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                         $ 5,008            $ 5,040      $ 4,749      $ 4,399        $ 2,429
Ratio of expenses to average net assets                    0.75%(a)        0.75%(a)     0.75%(a)      0.75%(a)        0.75%(a)
Ratio of expenses to average net assets
   before waiver & reimbursement                           0.78%(a)        0.79%(a)     0.78%(a)      0.82%(a)        0.85%(a)
Ratio of net investment income to
   average net assets                                      3.76%(a)        3.83%(a)     6.36%(a)      5.65%(a)        3.89%(a)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                                         3.73%(a)        3.80%(a)     6.33%(a)      5.58%(a)        3.79%(a)

Portfolio turnover rate                                   25.59%           82.73%       24.07%       187.73%          173.38%

(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period July 1, 2002 to December 31, 2002. (d) For the Period October 26, 1998 (commencement of operations) to
     June 30, 1999.

The Jumper Strategic Advantage Fund - Investor Class
Financial Highlights

                                                              For the      For the       For the
                                                           Six months       year          year        period
                                                              ended          ended        ended        ended
                                                           Dec. 31,        June 30,      June 30,       June 30,
                                                                        2002 (c)
                                                          (Unaudited)       2002         2001        2000 (d)
                                                          ------------    ----------   ----------    ----------

Selected Per Share Data


Net asset value, beginning of period                      $   1.90         $   1.88     $    1.95     $ 1.98
                                                          ------------    ----------   ----------    ----------
Income from investment operations

  Net investment income (loss)                              0.02            0.07         0.12          0.08

  Net realized and unrealized gain (loss)                 (0.02)          0.02            (0.08)     (0.03)
                                                          ------------    ----------   ----------    ----------
Total from investment operations
                                                          0.00            0.09         0.04          0.05
                                                          ------------    ----------   ----------    ----------
Less Distributions to shareholders:

  From net investment income                              (0.03)          (0.07)       (0.11)        (0.08)

  From net realized gain                                  0.00            0.00              0.00      0.00
                                                          ------------    ----------   ---------- ----------
Total distributions
                                                          (0.03)          (0.07)       (0.11)        (0.08)
                                                          ------------    ----------   ----------    ----------



Net asset value, end of period                             $ 1.87         $   1.90      $   1.88      $    1.95
                                                          ============    ==========   ==========    ==========


Total Return                                              0.20% (b)          1.06%        2.31%         2.49%(b)

Ratios and Supplemental Data


Net assets, end of period (000)                           $  879           $1,045       $  2,256      $ 1,734
Ratio of expenses to average net assets                     1.00%(a)        1.00%(a)     1.00%(a)        1.00%(a)
Ratio of expenses to average net assets
     before waiver & reimbursement                          1.06%(a)        1.04%(a)     1.03%(a)        1.04%(a)
Ratio of net investment income to
     average net assets                                     3.49%(a)        3.85%(a)     6.11%(a)       5.87%(a)
Ratio of net investment income to
     average net assets before waiver & reimbursement       3.43%(a)        3.82%(a)     6.08%(a)        5.82%(a)

Portfolio turnover rate                                     25.59%          82.73%       24.07%       187.73%

(a)   Annualized.
(b)   For periods of less than a full year, total return is not annualized.
(c)   For the period July 1, 2002 to December 31, 2002.

(d)   For the Period November 2, 1999 (commencement of operations) to June 30,
      2000.

                                          Jumper Strategic Advantage Fund
                                           Notes To Financial Statements
                                           December 31, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

     Jumper Strategic Advantage Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on February 26, 1998 and commenced operations on October 26, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund currently offers two classes of shares: "Institutional Class" shares and "Investor Class" shares. The classes differ as follows: 1) Investor Class shares pay 12b-1 expenses of 0.25%, and 2) each class may bear differing amounts of class specific expenses. The Fund's investment objective is to provide current income with a low amount of share price fluctuation. The investment advisor to the Fund is The Jumper Group, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. The Fund intends to pay dividends to avoid all income and excise taxes.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                                          Jumper Strategic Advantage Fund
                                           Notes To Financial Statements
                                     December 31, 2002 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains The Jumper Group, Inc. to manage the Fund's investments. Jay Colton Jumper, the Fund's portfolio manager, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage fees and commissions, distribution fees (12b-1) for the Investor Class, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period ended December 31, 2002, the Advisor earned a fee of $23,133 from the Fund. The Advisor has contractually agreed to reimburse the Fund for fees and expenses of the non-interested person Trustees through October 31, 2003. For the period ended December 31, 2002, the Advisor reimbursed expenses of $1,100.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the period ended December 31, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor

     The Investor Class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor or the distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Investor Class. For the period ended December 31, 2002, the Investor Class shares paid $1,453 in 12b-1 fees incurred by the Fund.

                                          Jumper Strategic Advantage Fund
                                           Notes To Financial Statements
                                     December 31, 2002 (Unaudited) - continued

NOTE 4. INVESTMENTS

     For the period ended December 31, 2002, purchases and sales of investment securities, other than short term investments, aggregated $1,183,784 and $2,203,907, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $33,092 and the gross unrealized depreciation for all securities totaled $146,364 for a net unrealized depreciation of $113,272. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $5,900,080.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, First Clearing Corp. for the benefit of its customers, beneficially owned 81.44% of the Investor shares of the Fund and Dawn K. Bullard beneficially owned 31.33% of the Institutional shares of the Fund.

ELECTION OF TRUSTEES

     At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489       16,000,439.328

Daniel J. Condon                      11,300,632.473          987.366          4,698,819.489       16,000,439.328

Gary E. Hippenstiel                   11,300,632.473          987.366          4,698,819.489       16,000,439.328

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489       16,000,439.328

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489       16,000,439.328


     Item 2. Code of Ethics.  Not  applicable  to Semi-Annual  Reports

     Item 3. Audit Committee Financial Expert. Not applicable to Semi-Annual Reports

     Items 4-8. Reserved

     Item 9. Controls and  Procedures.  Not applicable to Reports

     Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By (Signature and Title)
*              /s/     Timothy Ashburn
 ---------------------------------------------------------------------
         [Timothy Ashburn, President]

Date          3/3/03
    ------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          /s/        Timothy Ashburn
 ---------------------------------------------------------------------
         [Timothy Ashburn, President]

Date               3/3/03
    ------------------------------------------------------------------

By (Signature and Title)
*          /s/       Thomas Napurano
 ---------------------------------------------------------------------
         [Thomas Napurano, Chief Financial Officer]

Date          3/3/03